Average Annual Total Returns - SSGA Emerging Markets Enhanced Index Portfolio	Apr. 30, 2021
Class B
Average Annual Return:
1 Year	14.64%
Since Inception	10.87%
Inception Date	Apr. 29, 2019
Class A
Average Annual Return:
1 Year	14.86%
Since Inception	11.06%
Inception Date	Apr. 29, 2019